INCOME TAXES (Tables)	9 Months Ended
Dec. 31, 2017
INCOME TAXES
Schedule of earnings (losses) before income taxes generated in jurisdictions

	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(23,126,473)	(7,439,119)	(42,757,651)
PRC	68,147,366	36,100,641	100,040,452
Hong Kong	(48,227)	(33,943)	(37,472)

Earnings before income taxes	44,972,666	28,627,579	57,245,329

Schedule of income tax expense

	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017
	RMB	RMB	RMB
PRC
Current income tax expense	11,867,755	15,677,070	27,953,476
Deferred income tax expense	7,053,724	22,919,916	1,454,773

Total income tax expense	18,921,479	38,596,986	29,408,249

Schedule of difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings before income taxes

	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017
	RMB	RMB	RMB
Computed “expected” income tax expense	11,243,167	7,156,895	14,311,332
Increase in valuation allowance	16,146,033	21,150,760	12,376,506
Preferential income tax rate	(7,911,837)	(12,853,725)	(13,093,467)
Entities not subject to income tax	3,502,469	1,868,266	6,914,869
Non-deductible expenses
Entertainment	792,099	662,669	715,053
Share-based compensation	2,291,206	1,739,601	3,783,912
Bad debt loss	(31,963)	173,615	340,877
Tax rate differential	(3,974,403)	—	—
Additional deduction of research and development costs	(4,900,698)	(4,856,620)	(4,568,576)
Withholding tax related to undistributed earnings	—	22,620,872	9,476,875
Other	1,765,406	934,653	(849,132)

Actual income tax expense	18,921,479	38,596,986	29,408,249

Schedule of components of deferred income tax assets and liabilities

	March 31, 2017	December 31, 2017
	RMB	RMB
Deferred income tax assets:
Tax loss carryforwards	28,887,161	38,262,815
Share of losses of equity method investments	3,193,339	3,193,339
Impairment loss of long-term investments	8,049,843	8,049,843
Accrued expenses and other payables	4,292,260	5,375,538
Property and equipment, net	276,921	552,743
Funding support	—	335,815

Total gross deferred income tax assets	44,699,524	55,770,093
Less: valuation allowance	(41,179,348)	(53,555,854)

Total deferred income tax assets, net	3,520,176	2,214,239
Deferred income tax liabilities:
Customer relationships	97,952	85,764
Training platform	33,464	17,613
Withholding tax related to distributable earnings	22,620,872	22,797,747

Total gross deferred income tax liabilities	22,752,288	22,901,124

Net deferred income tax assets	3,388,760	2,110,862

Net deferred income tax liabilities	22,620,872	22,797,747

Summary of movements of the valuation allowance

	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017
	RMB	RMB	RMB
Balance at the beginning of the period	3,882,555	20,028,588	41,179,348
Additions	16,146,033	21,150,760	12,376,506

Balance at the end of the period	20,028,588	41,179,348	53,555,854